RISK MANAGEMENT POLICIES (Details 1) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) Decimal		Dec. 31, 2023 EUR (€) Decimal		Dec. 31, 2022 EUR (€) Decimal		Dec. 31, 2021 EUR (€) Decimal		Dec. 31, 2020 EUR (€) Decimal		Dec. 31, 2019 EUR (€)
IfrsStatementLineItems [Line Items]
Equity	€ 24,220		€ 21,286		€ 24,547		€ 68,154	[1],[2]	€ (39,925)	[2]	€ (31,333)
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	4,580.9	[3]	4,223.37	[4]	5,130.56	[5]	4,509.0		4,212.0
Colombia, Pesos | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ (380)		€ (197)		€ 18		€ 109		€ (44)
Equity
Colombia, Pesos | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	380		197		(18)		(109)		44
Equity
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	21.31	[3]	18.67	[4]	20.65	[5]	23.0		24.5
Mexico, Pesos | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 3		€ 606		€ 938		€ 496		€ (212)
Equity
Mexico, Pesos | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(3)		(606)		(938)		(496)		212
Equity
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	1.04	[3]	1.11	[4]	1.07	[5]	1.1
United States of America, Dollars | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ (1,132)		€ 495		€ 4,224		€ 8,592
Equity
United States of America, Dollars | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	1,132		(495)		(4,224)		(8,592)
Equity
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	1,072.14	[3]	893.34	[4]	188.96	[5]	116.0
Argentina, Pesos | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ (91)		€ 192		€ 273		€ 173
Equity
Argentina, Pesos | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	91		(192)		(273)		(173)
Equity
Israel, New Shekels
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	3.79	[3]	4.01	[4]	3.75	[5]	4.0		3.9
Israel, New Shekels | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 141		€ 12		€ 51		€ 55		€ (6)
Equity
Israel, New Shekels | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(141)		(12)		(51)		(55)		6
Equity
United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal					0.88	[5]	0.8
United Kingdom, Pounds | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement					€ 1
Equity
United Kingdom, Pounds | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement					(1)
Equity

[1]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical Combined Carve-out Financial Statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, Codere Online capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves
[2]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical combined carve-out financial statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, Codere Online capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves
[3]	These figures are not presented in thousands of euros.
[4]	These figures are not presented in thousands of euros.
[5]	These figures are not presented in thousands of euros.